SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total Revenue	$ 700,575	$ 540,747	$ 1,166,126	$ 894,728
Brokerage Commissions [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	696,364	537,445	1,158,926	889,194
Title [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,743	1,346	3,002	2,376
Mortgage Broker Income [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,876	1,709	3,170	2,785
Wallet [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 592	$ 247	$ 1,028	$ 373